N-4	Feb. 28, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Feb. 28, 2024
Amendment Flag	false
Monument Advisor Contract No. JNL-2300
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	At meetings held on September 18 – 20, 2023, the Board of Trustees (the "Board") of Invesco V.I. Conservative Balanced Fund (the "Board"), approved the merger of the Invesco V.I. Conservative Balanced Fund (the "Target Fund") into the Invesco V.I. Equity and Income Fund (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about April 26, 2024 (the "Effective Date").As of the Effective Date, the following changes apply to the policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Platform Fee[1]	Current Expenses + Low Cost Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares •This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024. Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	-7.51%	5.62%	8.40%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Portfolio Company Objective [Text Block]	Type
Platform Charge [Text Block]	Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIEquityandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Investment Advisor: Invesco Advisers, Inc.
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(7.51%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.40%